Disclosure of income tax expense (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statements Line Items
Current tax expense	$ 0	$ 0	$ 0
Deferred tax recovery	(3,683,267)	(2,489,902)	(1,439,332)
Income Tax Expense	$ (3,683,267)	$ (2,489,902)	$ (1,439,332)